Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), to simplify the accounting for income taxes. The new guidance changes various subtopics of accounting for income taxes including, but not limited to, accounting for “hybrid” tax regimes, tax basis step-up in goodwill obtained in a transaction that is not a business combination, intraperiod tax allocation exception to incremental approach, ownership changes in investments, interim-period accounting for enacted changes in tax law, and year-to-date loss limitation in interim-period tax accounting. The Company early adopted the new standard as of January 1, 2021. The adoption of the standard had no material impact on the Company’s financial results.
In February 2016, the FASB issued an ASU 2016-02, Leases (Topic 842), that amends the accounting guidance on leases. The standard establishes a right-of-use (ROU) model that requires a lessee to record an ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The FASB also subsequently issued amendments to the standard, including providing an additional and optional transition method to adopt the new standard, described below, as well as certain practical expedients related to land easements and lessor accounting. We adopted this accounting standard effective January 1, 2021, using the optional transition method with no restatement of comparative periods. Therefore, the comparative information has not been adjusted and continues to be reported under ASC Topic 840. Our adoption of the new standard did not result in a cumulative effect adjustment to retained earnings. The adoption had a material effect on the Company’s consolidated financial statements. The most significant effects relate to (1) the recognition of new right-of-use assets and lease liabilities on our consolidated balance sheet for our building leases; and (2) providing significant new disclosures about our leasing activities. The Company also elected the package of practical expedients to leases that commenced before the effective date whereby we elected to not reassess the following:
i.whether any expired or existing contracts contain leases;
ii.the lease classification for any expired or existing leases; and
iii.initial direct costs for any existing leases.
Upon adoption of ASU 2016-02, we did not record right-of-use assets or lease liabilities for leases with an initial term of 12 months or less. Payments on those leases will be recognized on a straight-line basis over the lease term. We elected to combine lease and non-lease components on new or modified leases after adoption. Upon adoption as of January 1, 2021, we recorded $1.8 million in right-of-use assets and operating lease liabilities.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, and includes the Company's accounts receivable, certain financial instruments and contract assets. ASU 2016-13 results in more timely recognition of credit losses. Effective for our annual period as of January 1, 2021, the Company adopted the provisions and expanded disclosure requirements described in ASU 2016-13. The adoption of ASU 2016-13 was not material to the consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance. The FASB issued this update to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. The main provisions of this update require the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy:
i.Information about the nature of the transactions and the related accounting policy used to account for the transactions
ii.The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item
iii.Significant terms and conditions of the transactions, including commitments and contingencies.
The Company anticipates this will impact disclosures relating to their AgriScience Grant, PPP Loan, and Canadian Government Research and Development Program Liability. The amendments in this update are effective for the Company in the annual period beginning after December 15, 2021. Early application of the amendments is permitted. The Company has elected to adopt on January 1, 2022.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This update improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to (1) Recognition of an acquired contract liability; and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer. Specifically, the update requires that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. The amendments in this update are effective for the Company in the fiscal year beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in an interim period. The Company does not believe the adoption of this standard will have a material effect on its consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The guidance is effective for fiscal years beginning on or after December 15, 2021, with early adoption permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company does not believe the adoption of this standard will have a material effect on its consolidated financial statements.
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, Reference Rate Reform, which provides temporary optional guidance to companies impacted by the transition away from the London Interbank Offered Rate (“LIBOR”). The guidance provides certain expedients and exceptions to applying U.S. GAAP in order to lessen the potential accounting burden when contracts, hedging relationships, and other transactions that reference LIBOR as a benchmark rate are modified. The provisions of the new standard may be adopted as of the beginning of the reporting period when the election is made until December 31, 2022. The Company does not believe the adoption of this standard will have a material effect on its consolidated financial statements. The Company has elected to adopt on January 1, 2022.